Equity (Details) - USD ($)				1 Months Ended				12 Months Ended
	Dec. 30, 2022	Feb. 12, 2021	Feb. 09, 2021	May 31, 2022	Feb. 28, 2021	Feb. 17, 2021	Oct. 22, 2020	Dec. 31, 2023	Aug. 30, 2023
Equity (Details) [Line Items]
Share repurchase program for up to an aggregate amount									$ 1,500,000
Aggregate offering price	$ 100,000,000
Percentage of gross sales price	3.00%
Purchase of ordinary shares (in Shares)		2,296,107	2,296,107			268,205		124,171
Gross proceeds amount								$ 513,000
Average gross price per share (in Dollars per share)								$ 4.11
Issuance expense								$ 153,000
Additional ordinary shares (in Shares)			344,416
Public price per share (in Dollars per share)		$ 18.6	$ 20			$ 18.6
Sales agent commission, percentage					7.00%
Gross proceeds in percentage					1.00%
Warrants to purchase (in Shares)					179,501
Cost expenses				$ 1,000,000	$ 126,000
Current deferred costs					$ 47,023,000
Former ATM Agreement [Member]
Equity (Details) [Line Items]
Average gross price per share (in Dollars per share)			$ 22.29
Issuance expense			$ 192,000
Purchase of ordinary shares amount							$ 25,000,000
Gross proceeds amount			$ 6,339,000
Additionally shares issued (in Shares)			284,317